Loans to Third Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Direct loan, percentage	100.00%
Entrusted loans to third parties	$ 36,729,822	$ 2,883,091
Entrusted loans from third parties	6,121,637
Borrower A [Member]
Entrusted loans to third parties		$ 2,883,091
Annual Interest rate		16.00%
Due date start		Jan. 28, 2017
Due date end		Feb. 03, 2017
Direct Loan [Member]
Interest income	1,865,426	$ 2,369,943	$ 1,946,974
Entrusted Loan [Member]
Interest income	2,205,173	$ 424,192
Entrusted loans to third parties	$ 36,729,822